Deposits (Tables)	12 Months Ended
Dec. 31, 2012
Deposits [Abstract]
Summary of deposits

(Dollar amounts in thousands)	2012		2011

Type of accounts	Amount	%	Amount	%
Noninterest-bearing deposits	$109,964	9.3%	$95,691	8.3%
NOW account deposits	223,736	19.0%	208,975	18.1%
Money Market deposits	39,255	3.3%	34,484	3.0%
Passbook account deposits	173,343	14.7%	153,644	13.3%
Time deposits	631,759	53.7%	663,616	57.3%

	$1,178,057	100.0%	$1,156,410	100.0%

Summary of time deposits maturity
Within one year	$375,862	59.6%	$387,857	58.5%
After one year through two years	118,333	18.7%	118,470	17.9%
After two years through three years	78,492	12.4%	81,282	12.2%
After three years through four years	36,920	5.8%	33,395	5.0%
After four years through five years	17,106	2.7%	37,235	5.6%
Thereafter	5,046	0.8%	5,377	0.8%

	$631,759	100.0%	$663,616	100.0%

Schedule of Interest expense by type of deposit account

(Dollar amounts in thousands)	2012	2011	2010

NOW account deposits	$298	$556	$454

Money Market deposits	47	103	127

Passbook account deposits	156	372	400

Time deposits	8,824	10,923	13,289

	$9,325	$11,954	$14,270